Postretirement Benefits Postretirement Benefits (Discount Rates Used To Determine Net Cost Other) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.20%	3.90%	4.50%